Fair Value Measurements - Additional Information (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents, fair value disclosure	$ 162.6